PROPERTY, EQUIPMENT AND SOFTWARE, NET- Geographic region (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Number of Operating Segments | segment	1	1
Property, Plant and Equipment, Net	$ 11,903	$ 12,694	$ 14,272
ISRAEL
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net		8,224	9,342
United States
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net		2,450	2,870
Non Us And Israel Member
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net		$ 2,020	$ 2,060